Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
ASSETS
Cash and due from banks		¥ 46,982,224	¥ 33,283,032
Interest-earning deposits in other banks		46,935,862	45,266,680
Cash, due from banks and interest-earning deposits in other banks		93,918,086	78,549,712
Call loans, funds sold, and receivables under resale agreements		15,100,098	25,164,476
Receivables under securities borrowing transactions		3,199,178	3,443,959
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,709,467 and ¥5,026,025 at March 31, 2020 and September 30, 2020) (including ¥20,964,024 and ¥19,736,120 at March 31, 2020 and September 30, 2020 measured at fair value under fair value option)		46,018,006	47,504,058
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥4,490,360 and ¥4,627,672 at March 31, 2020 and September 30, 2020)		45,012,551	34,200,203
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥56,411 and ¥105,033 at March 31, 2020 and September 30, 2020) (fair value of ¥4,177,894 and ¥3,972,055 at March 31, 2020 and September 30, 2020)		3,930,246	4,165,781
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥616 and ¥12,187 at March 31, 2020 and September 30, 2020) (including ¥4,850,376 and ¥5,408,055 at March 31, 2020 and September 30, 2020 measured at fair value)		5,732,045	5,385,258
Total investment securities		54,674,842	43,751,242
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥648,437 and ¥448,311 at March 31, 2020 and September 30, 2020)	[1]	116,748,119	118,186,739
Allowance for credit losses	[2]	(1,208,535)	(809,540)
Net loans		115,539,584	117,377,199
Premises and equipment—net		893,845	929,529
Customers' acceptance liability		181,627	167,257
Intangible assets—net		1,199,240	1,239,526
Goodwill		405,009	517,626
Other assets (net of allowance for credit losses of ¥14,465 at September 30, 2020)		11,401,172	13,108,699
Total assets		342,530,687	331,753,283
LIABILITIES AND EQUITY
Deposits: Domestic offices, Non-interest-bearing		29,644,830	28,091,421
Deposits: Domestic offices, Interest-bearing		136,010,950	126,485,629
Deposits: Overseas offices, principally interest-bearing		52,733,091	49,377,478
Total deposits		218,388,871	203,954,528
Call money, funds purchased, and payables under repurchase agreements		30,245,540	35,518,837
Payables under securities lending transactions		841,747	1,016,874
Due to trust account and other short-term borrowings (including ¥377,133 and ¥164,058 at March 31, 2020 and September 30, 2020 measured at fair value under fair value option)		15,080,398	19,433,229
Trading account liabilities		12,846,748	14,767,433
Bank acceptances outstanding		181,627	167,257
Long-term debt (including ¥304,067 and ¥393,710 at March 31, 2020 and September 30, 2020 measured at fair value under fair value option)		35,707,900	27,926,763
Other liabilities		13,413,317	13,223,846
Total liabilities		326,706,148	316,008,767
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock—common stock authorized, 33,000,000,000 shares; common stock issued, 13,581,995,120 shares and 13,581,995,120 shares at March 31, 2020 and September 30, 2020, with no stated value		2,090,270	2,090,270
Capital surplus		5,528,701	5,533,520
Retained earnings:
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		8,410,074	8,079,530
Accumulated other comprehensive income, net of taxes		(544,100)	(420,417)
Treasury stock, at cost—741,772,308 common shares and 737,756,963 common shares at March 31, 2020 and September 30, 2020		(503,361)	(505,987)
Total Mitsubishi UFJ Financial Group shareholders' equity		15,221,155	15,016,487
Noncontrolling interests		603,384	728,029
Total equity		15,824,539	15,744,516
Total liabilities and equity		342,530,687	331,753,283
Consolidated VIEs [Member]
ASSETS
Cash and due from banks		1,138	846
Interest-earning deposits in other banks		29,356	30,047
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,709,467 and ¥5,026,025 at March 31, 2020 and September 30, 2020) (including ¥20,964,024 and ¥19,736,120 at March 31, 2020 and September 30, 2020 measured at fair value under fair value option)		847,065	695,069
Investment securities:
Total investment securities		1,573,137	1,804,459
Net loans		15,356,723	16,072,595
All other assets		206,189	244,645
Total assets		18,013,608	18,847,661
LIABILITIES AND EQUITY
Other short-term borrowings		30,497	30,831
Long-term debt		380,941	465,352
All other liabilities		58,793	101,969
Total liabilities		¥ 470,231	¥ 598,152

[1]	The above table includes loans held for sale of ¥344,790 million at March 31, 2020 and ¥315,142 million at September 30, 2020, respectively.
[2]	New guidance on measurement of credit losses on financial instruments requires allowance for credit losses to be measured by current expected credit losses model from April 1, 2020. For additional information, refer to Note 1.